SECURITIES - Restricted Equity Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Restricted equity securities, at cost	$ 2,825	$ 2,600	$ 3,224
Federal Home Loan Bank stock
Debt and Equity Securities, FV-NI [Line Items]
Restricted equity securities, at cost	1,900	1,675	2,299
First National Banker’s Bankshares, Inc. stock
Debt and Equity Securities, FV-NI [Line Items]
Restricted equity securities, at cost	675	675	675
Pacific Coast Banker’s Bank stock
Debt and Equity Securities, FV-NI [Line Items]
Restricted equity securities, at cost	$ 250	$ 250	$ 250